Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares	Warrants	Contributed surplus	Deficit	Accumulated other comprehensive loss
Profit (loss) before tax	$ (70,792)
Equity, opening balance at Dec. 31, 2016	35,950	$ 299,815	$ 971	$ 17,017	$ (281,048)	$ (805)
Issue of common shares	173,104	173,104
Share issue costs	(10,780)	(10,780)
Exercise of warrants	232	297	(65)
Exercise of derivative warrants	29,953	29,953
Exercise of stock options	3,912	6,811		(2,899)
Stock-based compensation	4,242			4,242
Net loss for the year	(70,792)
Net loss and comprehensive loss for the year	(70,870)					(78)
Equity, closing balance (Previously stated [member]) at Dec. 31, 2017	165,743	499,200	906	18,360	(351,840)	(883)
Equity, closing balance at Dec. 31, 2017	165,743	499,200	906	18,360	(351,840)	(883)
Other comprehensive income | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	78					78
Equity, closing balance at Jan. 01, 2018	165,821	499,200	906	18,360	(351,840)	(805)
Profit (loss) before tax	(64,047)
Equity, opening balance (Previously stated [member]) at Dec. 31, 2017	165,743	499,200	906	18,360	(351,840)	(883)
Equity, opening balance at Dec. 31, 2017	165,743	499,200	906	18,360	(351,840)	(883)
Exercise of warrants	3,071	3,977	(906)
Exercise of stock options	943	1,473		(530)
Stock-based compensation	6,860			6,860
Net loss for the year	(64,120)
Net loss and comprehensive loss for the year	(64,120)
Equity, closing balance at Dec. 31, 2018	$ 112,575	$ 504,650	$ 0	$ 24,690	$ (415,960)	$ (805)